Non-current assets held for sale (Details)		6 Months Ended
	Jul. 03, 2018	Dec. 31, 2018
Clair
Disclosure of joint ventures [line items]
Ownership percentage in joint operations		45.10%
Ownership percentage in joint operations acquired		16.50%
Greater Kuparuk Area
Disclosure of joint ventures [line items]
Ownership percentage in joint operations	39.20%